Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	March 2012
Distribution Date	04/16/12
Transaction Month	23
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 16, 2010
Closing Date:		May 13, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,097,444,291.72	63,151	5.14%	59.59
Original Adj. Pool Balance:		$1,071,191,812.19

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$219,000,000.00	19.955%	0.39821%		May 16, 2011
Class A-2 Notes	Fixed	$238,000,000.00	21.687%	0.86000%		November 15, 2012
Class A-3 Notes	Fixed	$317,000,000.00	28.885%	1.50000%		October 15, 2014
Class A-4 Notes	Fixed	$186,850,000.00	17.026%	2.45000%		December 15, 2016
Total Securities		$960,850,000.00	87.553%

Overcollateralization		$110,341,812.19	10.054%
YSOA		$26,252,479.53	2.392%
Total Original Pool Balance		$1,097,444,291.72	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$236,874,814.35	0.7472392	$217,252,343.14	0.6853386	$19,622,471.21
Class A-4 Notes	$186,850,000.00	1.0000000	$186,850,000.00	1.0000000	$-
Total Securities	$423,724,814.35	0.4409896	$404,102,343.14	0.4205676	$19,622,471.21

Weighted Avg. Coupon (WAC)	5.19%		5.20%
Weighted Avg. Remaining Maturity (WARM)	39.41		38.52
Pool Receivables Balance	$516,505,298.39		$492,195,447.18
Remaining Number of Receivables	46,604		45,632

Adjusted Pool Balance	$507,113,763.99		$483,328,950.40

III. COLLECTIONS

Principal:
Principal Collections	$23,305,416.67
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$1,043,365.90
Total Principal Collections	$24,348,782.57

Interest:
Interest Collections	$2,163,657.56
Late Fees & Other Charges	$38,073.64
Interest on Repurchase Principal	$-
Total Interest Collections	$2,201,731.20

Collection Account Interest	$4,027.80
Reserve Account Interest	$936.14
Servicer Advances	$-

Total Collections	$26,555,477.71

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	March 2012
Distribution Date	04/16/12
Transaction Month	23
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections	$26,555,477.71
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$26,555,477.71

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$430,421.08		$430,421.08	$430,421.08
Collection Account Interest					$4,027.80
Late Fees & Other Charges					$38,073.64
Total due to Servicer					$472,522.52

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$296,093.52		$296,093.52
Class A-4 Notes		$381,485.42		$381,485.42

Total interest:		$677,578.94		$677,578.94	$677,578.94

Available Funds Remaining:					$25,405,376.25

3. Principal Distribution Amount:					$19,622,471.21

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$19,622,471.21
Class A-4 Notes		$-
Class A Notes Total:	19,622,471.21	$19,622,471.21
Total Noteholders Principal		$19,622,471.21

4. Required Deposit to Reserve Account			0.00

5. Trustee Expenses			0.00

6. Remaining Available Collections Released to Certificateholder			5,782,905.04

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$9,391,534.40
Beginning Period Amount	$9,391,534.40
Current Period Amortization	$525,037.62
Ending Period Required Amount	$8,866,496.78
Ending Period Amount	$8,866,496.78
Next Distribution Date Required Amount	$8,361,233.94

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,355,959.06
Beginning Period Amount	$5,355,959.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,355,959.06
Ending Period Amount	$5,355,959.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	17.50%
Overcollateralization Floor	1.25%
		Beginning	Ending	Target
Overcollateralization Amount		$ 83,388,949.64	$ 79,226,607.26	$ 79,226,607.26
Overcollateralization as a % of Adjusted Pool		16.44%	16.39%	16.39%

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	March 2012
Distribution Date	04/16/12
Transaction Month	23
30/360 Days	30
Actual/360 Days	32

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.77%	45,069	98.48%	$484,736,536.25
30 - 60 Days	1.03%	468	1.25%	$6,151,499.72
61 - 90 Days	0.18%	82	0.23%	$1,124,329.78
91 + Days	0.03%	13	0.04%	$183,081.43
		45,632		$492,195,447.18
Total
Delinquent Receivables 61 + days past due	0.21%	95	0.27%	$1,307,411.21
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.30%	141	0.39%	$2,020,078.61
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.42%	201	0.54%	$2,903,191.21
Three-Month Average Delinquency Ratio	0.31%		0.40%

Repossession in Current Period		58		$880,581.54
Repossession Inventory		57		$568,515.48

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,004,434.54
Recoveries				$(1,043,365.90)
Net Charge-offs for Current Period				$(38,931.36)

Beginning Pool Balance for Current Period				$516,505,298.39

Net Loss Ratio				-0.09%
Net Loss Ratio for 1st Preceding Collection Period				0.49%
Net Loss Ratio for 2nd Preceding Collection Period				0.64%
Three-Month Average Net Loss Ratio for Current Period				0.35%

Cumulative Net Losses for All Periods				$8,910,788.48
Cumulative Net Losses as a % of Initial Pool Balance				0.81%

Principal Balance of Extensions				$1,860,191.04
Number of Extensions				128

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